Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dimensional US Core Equity Market ETF | Dimensional US Core Equity Market ETF
Prospectus [Line Items]
Annual Return [Percent]	16.81%	23.20%	24.68%	(16.90%)	26.85%
Dimensional US Core Equity 1 ETF | Dimensional US Core Equity 1 ETF
Prospectus [Line Items]
Annual Return [Percent]	16.02%	21.05%
Dimensional US High Profitability ETF | Dimensional US High Profitability ETF
Prospectus [Line Items]
Annual Return [Percent]	13.81%	19.45%	20.92%
Dimensional US Large Cap Value ETF | Dimensional US Large Cap Value ETF
Prospectus [Line Items]
Annual Return [Percent]	15.94%	12.95%	12.46%
Dimensional US Small Cap Value ETF | Dimensional US Small Cap Value ETF
Prospectus [Line Items]
Annual Return [Percent]	8.51%	7.27%	19.23%
Dimensional US Large Cap Vector ETF | Dimensional US Large Cap Vector ETF
Prospectus [Line Items]
Annual Return [Percent]	15.40%	17.55%
Dimensional US Vector Equity ETF | Dimensional US Vector Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	14.32%
Dimensional US Real Estate ETF | Dimensional US Real Estate ETF
Prospectus [Line Items]
Annual Return [Percent]	1.44%	5.31%	11.02%
Dimensional International Core Equity Market ETF | Dimensional International Core Equity Market ETF
Prospectus [Line Items]
Annual Return [Percent]	33.92%	4.80%	17.56%	(12.86%)	13.75%
Dimensional International Core Equity 2 ETF | Dimensional International Core Equity 2 ETF
Prospectus [Line Items]
Annual Return [Percent]	36.95%	4.22%	17.20%
Dimensional International Small Cap Value ETF | Dimensional International Small Cap Value ETF
Prospectus [Line Items]
Annual Return [Percent]	47.24%	6.02%	19.60%
Dimensional International Small Cap ETF | Dimensional International Small Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	37.49%	3.79%	15.04%
Dimensional International High Profitability ETF | Dimensional International High Profitability ETF
Prospectus [Line Items]
Annual Return [Percent]	27.87%	0.78%	18.93%
Dimensional International Vector Equity ETF | Dimensional International Vector Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	38.52%
Dimensional Emerging Core Equity Market ETF | Dimensional Emerging Core Equity Market ETF
Prospectus [Line Items]
Annual Return [Percent]	30.98%	8.04%	12.60%	(17.25%)	3.48%
Dimensional Emerging Markets High Profitability ETF | Dimensional Emerging Markets High Profitability ETF
Prospectus [Line Items]
Annual Return [Percent]	32.46%	4.87%	11.88%
Dimensional Emerging Markets Value ETF | Dimensional Emerging Markets Value ETF
Prospectus [Line Items]
Annual Return [Percent]	32.20%	7.52%	15.59%
Dimensional Emerging Markets Core Equity 2 ETF | Dimensional Emerging Markets Core Equity 2 ETF
Prospectus [Line Items]
Annual Return [Percent]	29.15%	7.79%	13.62%
Dimensional Emerging Markets ex China Core Equity ETF | Dimensional Emerging Markets ex China Core Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	26.73%
Dimensional World Equity ETF | Dimensional World Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	20.28%	15.42%
Dimensional Global Real Estate ETF | Dimensional Global Real Estate ETF
Prospectus [Line Items]
Annual Return [Percent]	7.65%	1.92%	9.64%
Dimensional U.S. Equity Market ETF | Dimensional U.S. Equity Market ETF
Prospectus [Line Items]
Annual Return [Percent]	17.45%	24.40%	26.39%	(18.37%)	26.85%	20.66%	30.92%	(5.39%)	21.44%	12.68%
Dimensional U.S. Small Cap ETF | Dimensional U.S. Small Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	8.18%	10.35%	17.53%	(13.80%)	29.70%	10.36%	21.89%	(13.12%)	11.87%	23.99%
Dimensional U.S. Targeted Value ETF | Dimensional U.S. Targeted Value ETF
Prospectus [Line Items]
Annual Return [Percent]	8.62%	7.98%	20.84%	(6.24%)	35.40%	2.28%	22.11%	(16.24%)	11.08%	23.84%
Dimensional U.S. Core Equity 2 ETF | Dimensional U.S. Core Equity 2 ETF
Prospectus [Line Items]
Annual Return [Percent]	15.63%	19.67%	21.86%	(14.94%)	27.57%	15.80%	29.54%	(9.43%)	18.82%	16.31%
Dimensional US Marketwide Value ETF | Dimensional US Marketwide Value ETF
Prospectus [Line Items]
Annual Return [Percent]	15.71%	11.87%	13.11%	(7.83%)	25.91%	1.80%	27.11%	(10.06%)	17.15%	17.37%
Dimensional International Value ETF | Dimensional International Value ETF
Prospectus [Line Items]
Annual Return [Percent]	45.17%	7.26%	17.75%	(3.62%)	17.29%	(1.58%)	15.86%	(17.32%)	25.95%	8.20%
Dimensional World ex U.S. Core Equity 2 ETF | Dimensional World ex U.S. Core Equity 2 ETF
Prospectus [Line Items]
Annual Return [Percent]	34.98%	5.02%	16.55%	(14.29%)	11.73%	9.11%	19.84%	(16.87%)	30.50%	6.16%
Dimensional Core Fixed Income ETF | Dimensional Core Fixed Income ETF
Prospectus [Line Items]
Annual Return [Percent]	7.86%	1.95%	6.97%	(14.96%)
Dimensional Short-Duration Fixed Income ETF | Dimensional Short-Duration Fixed Income ETF
Prospectus [Line Items]
Annual Return [Percent]	6.57%	4.96%	5.89%	(5.87%)
Dimensional Inflation-Protected Securities ETF | Dimensional Inflation-Protected Securities ETF
Prospectus [Line Items]
Annual Return [Percent]	7.60%	1.84%	3.98%	(12.34%)
Dimensional Global Core Plus Fixed Income ETF | Dimensional Global Core Plus Fixed Income ETF
Prospectus [Line Items]
Annual Return [Percent]	5.96%	4.13%
Dimensional International Core Fixed Income ETF | Dimensional International Core Fixed Income ETF
Prospectus [Line Items]
Annual Return [Percent]	3.51%	4.16%
Dimensional Global Credit ETF | Dimensional Global Credit ETF
Prospectus [Line Items]
Annual Return [Percent]	6.77%	4.07%
Dimensional Ultrashort Fixed Income ETF | Dimensional Ultrashort Fixed Income ETF
Prospectus [Line Items]
Annual Return [Percent]	4.61%	5.70%
Dimensional National Municipal Bond ETF | Dimensional National Municipal Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	3.87%	1.31%	3.91%	(4.02%)
Dimensional California Municipal Bond ETF | Dimensional California Municipal Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	3.00%	1.60%
Dimensional US Sustainability Core 1 ETF | Dimensional US Sustainability Core 1 ETF
Prospectus [Line Items]
Annual Return [Percent]	15.68%	22.97%	26.29%
Dimensional International Sustainability Core 1 ETF | Dimensional International Sustainability Core 1 ETF
Prospectus [Line Items]
Annual Return [Percent]	33.24%	5.27%	17.94%
Dimensional Emerging Markets Sustainability Core 1 ETF | Dimensional Emerging Markets Sustainability Core 1 ETF
Prospectus [Line Items]
Annual Return [Percent]	27.70%	7.19%	14.49%
Dimensional Global Sustainability Fixed Income ETF | Dimensional Global Sustainability Fixed Income ETF
Prospectus [Line Items]
Annual Return [Percent]	5.25%	2.59%	9.39%